                                                              File Nos. 33-44830
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 20

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 50

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

        It is proposed that this filing will become effective:
        ___ immediately upon filing pursuant to Paragraph (b) of Rule 485 _X_ on December 27, 2000 pursuant to Paragraph (b) of Rule 485
        ___ 60 days after filing pursuant to Paragraph (a) (1) of Rule 485
        ___ on (date) pursuant to Paragraph (a) (1) of Rule 485
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                          VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 20 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Delaware Medallion I, II, and III Prospectuses and Statement of Additional Information of Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectuses and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 19 on April 21, 2000, and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


Form N-4 Item No.           Caption in Prospectus
----------------            ----------------------
1...........................Cover Page

2...........................Special Terms

3...........................Prospectus A:Summary of Contract Features;  Summary of Fees and Expenses
                            Prospectus B: Summary of Policy Features; Summary of Fees and Expenses

4...........................Condensed Financial Information;  Performance Information

5...........................Description of the Companies, the Variable Accounts, and the Underling Investment
                            Companies

6...........................Charges and Deductions

7                           Description of the Contract

8...........................Electing the Form of Annuity and the Annuity Date; Description of Variable Annuity
                            Payout Options; Annuity Benefit Payments

9...........................Death Benefit

10..........................Payments;  Computation of Values

11..........................Surrender; Withdrawals; Charge for  Surrender and Withdrawal; Withdrawal without
                            Surrender Charge; Texas Optional Retirement Program

12..........................Federal Tax Considerations

13..........................Legal Matters

14..........................Statement of Additional Information - Table of Contents

Form N-4 Item No.           Caption in Statement of Additional Information
-----------------           -----------------------------------------------

15..........................Cover Page

16..........................Table of Contents

17..........................General Information and History

18..........................Services

19..........................Underwriters

20..........................Underwriters

21..........................Performance Information

22..........................Annuity Benefit Payments

23..........................Financial Statements

                              SEPARATE ACCOUNT VA-K
             DELAWARE MEDALLION I            DELAWARE MEDALLION II

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000
         THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED AUGUST 1, 2000

                                  ***

A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the DGPF Technology and Innovation Series of the Delaware Group Premium Fund. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"DGPF Technology and Innovation Series" is added after the DGPF Trend Series in the listing of Series on the first page of the Prospectus.

The following information on the DGPF Technology and Innovation Series is added to the Annual Underlying Fund Expenses table and footnotes:

                                                                                                      TOTAL FUND
                                                                                                       EXPENSES
                                                 MANAGEMENT FEE                 OTHER EXPENSES        (AFTER ANY
                                                   (AFTER ANY         12B-1       (AFTER ANY           WAIVERS/
FUND                                           VOLUNTARY WAIVERS)      FEES     REIMBURSEMENTS)     REIMBURSEMENTS)
-------                                        -------------------    ------    ---------------    ----------------
DGPF Technology and Innovation Series***....         0.69%              --           0.16%               0.85%(1)(2)

***Standard Class shares of the DGPF Technology and Innovation Series commenced operations on September 1, 2000; therefore, expenses shown are estimated and annualized.

(1) For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.81% for DGPF Select Growth Series, 0.90% for DGPF Social Awareness Series, 0.96% for DGPF REIT Series, 1.53% for DGPF Emerging Markets Series, 0.97% for DGPF International Equity Series and 0.79% for DGPF U.S. Growth Series. Total expenses are anticipated to be 0.91% for DGPF Technology and Innovation Series.

(2) The investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series(formerly known as "DelCap Series"), DGPF U.S. Growth Series, DGPF Select Growth Series(formerly known as "Aggressive Growth Series"), DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Technology and Innovation Series, DGPF Balanced Series (formerly known as "Delaware Balanced Series"), DGPF Convertible Securities Series, DGPF High Yield Series (formerly known as "Delchester Series"), DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through April 30, 2001, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 1.50% for the DGPF Emerging Markets Series; 0.95% for the DGPF International Equity Series; 0.85% for DGPF Growth Opportunities Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Technology and Innovation Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Convertible Securities Series and DGPF Global Bond Series, 0.75% for DGPF U.S. Growth Series, and 0.80% for all other Series. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds.

The following cumulative expense information is added to Expense Examples
(1)(a), (1)(b), (2)(a), and (2)(b):


(1)(a)                                      1 YEAR          3 YEARS           5 YEARS         10 YEARS
                                            ------          -------           -------         --------
DGPF Technology and Innovation
Series..............................          $88             $140              $172            $262


(1)(b)                                      1 YEAR          3 YEARS           5 YEARS         10 YEARS
                                            ------          -------           -------         --------
DGPF Technology and Innovation
Series..............................          $90             $147              $185            $287


(2)(a)                                      1 YEAR          3 YEARS           5 YEARS         10 YEARS
                                            ------          -------           -------         --------
DGPF Technology and Innovation
Series..............................          $23             $71               $122            $262


(2)(b)                                      1 YEAR          3 YEARS           5 YEARS         10 YEARS
                                            ------          -------           -------         --------
DGPF Technology and Innovation
Series..............................          $26             $79               $135            $287

The first paragraph of "INVESTMENT OPTIONS" under the SUMMARY OF POLICY FEATURES is replaced by the following:

Currently, an Owner may request allocations up to seventeen (at one time) of the thirty-six available variable Sub-Accounts, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date and, where offered, a fixed interest account ("General Account") of the Company.

The fourth sentence of the first paragraph of "DELAWARE GROUP PREMIUM FUND" is amended to read as follows:

DGPF currently has 19 investment portfolios, each issuing a series of shares ("Series"): DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U.S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Technology and Innovation Series, DGPF International Equity Series, DGPF Emerging Markets Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, DGPF Cash Reserve Series, and DGPF Global Bond Series.

The first sentence of the second paragraph of "DELAWARE GROUP PREMIUM FUND" is amended to read as follows:

The investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U.S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF Small Cap Value Series, DGPF REIT Series, DGPF Trend Series, DGPF Technology and Innovation Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust. ("Delaware Management"). The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International").

The following investment objective of the DGPF Technology and Innovation Series is inserted as the fourth Fund summary under INVESTMENT OBJECTIVES AND POLICIES of the Prospectus:

   DGPF TECHNOLOGY AND INNOVATION SERIES - seeks to provide long-term capital growth.

The third paragraph of "A. Purchase Payments" under THE VARIABLE ANNUITY POLICIES is replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Currently, an Owner may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date.

                                  ***

The first paragraph of "B. Transfer Privilege" under THE VARIABLE ANNUITY POLICIES is replaced by the following:

At any time prior to the Annuity Date, subject to the Company's then current rules, an Owner may have amounts transferred among the Sub-Accounts or between a Sub-Account and the General Account, where available. Currently, an Owner may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date. Transfer values will be affected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written request or, if a properly completed authorization is on file, pursuant to a telephone request.

Under APPENDIX B - INFORMATION APPLICABLE ONLY TO OWNERS OF DELAWARE MEDALLION I, the following cumulative expense information is added to Examples (1)(a) and
(1)(b):


(1)(a)                                               3 YEARS     5 YEARS
DGPF Technology and Innovation Series...........      $134        $166

(1)(b)                                               3 YEARS     5 YEARS
DGPF Technology and Innovation Series...........      $141        $179


                                              SUPPLEMENT DATED DECEMBER 27, 2000

                              SEPARATE ACCOUNT VA-K
                             DELAWARE MEDALLION III

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000
         THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED AUGUST 1, 2000

                                       ***

A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the DGPF Technology and Innovation Series of the Delaware Group Premium Fund. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"DGPF Technology and Innovation Series" is added after the DGPF Trend Series in the listing of Series on the first page of the Prospectus.

The following information on the DGPF Technology and Innovation Series is added to the Annual Underlying Fund Expenses table and footnotes:

                                                                                                       TOTAL FUND
                                                                                                       EXPENSES
                                                 MANAGEMENT FEE                 OTHER EXPENSES        (AFTER ANY
                                                   (AFTER ANY         12B-1       (AFTER ANY           WAIVERS/
FUND                                           VOLUNTARY WAIVERS)      FEES     REIMBURSEMENTS)     REIMBURSEMENTS)
----                                           ------------------     -----    ----------------     ---------------
DGPF Technology and Innovation Series***....         0.69%              --           0.16%             0.85%(1)(2)


***Standard Class shares of the DGPF Technology and Innovation Series commenced operations on September 1, 2000; therefore, expenses shown are estimated and annualized.

(1) For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.81% for DGPF Select Growth Series, 0.90% for DGPF Social Awareness Series, 0.96% for DGPF REIT Series, 1.53% for DGPF Emerging Markets Series, 0.97% for DGPF International Equity Series, and 0.79% for DGPF U.S. Growth Series. Total expenses are anticipated to be 0.91% for DGPF Technology and Innovation Series.

(2) The investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series(formerly known as "DelCap Series"), DGPF U.S. Growth Series, DGPF Select Growth Series(formerly known as "Aggressive Growth Series"), DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Technology and Innovation Series, DGPF Balanced Series (formerly known as "Delaware Balanced Series"), DGPF Convertible Securities Series, DGPF High Yield Series (formerly known as "Delchester Series"), DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through April 30, 2001, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 1.50% for the DGPF Emerging Markets Series; 0.95% for the DGPF International Equity Series; 0.85% for DGPF Growth Opportunities Series, DGPF Technology and Innovation Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Convertible Securities Series and DGPF Global Bond Series, 0.75% for DGPF U.S. Growth Series, and 0.80% for all other Series. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b):


(1)(a)                                        1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                              ------          -------          -------          --------
DGPF Technology and Innovation
Series..............................            $84            $117              $151             $262

(1)(b)                                        1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                              ------          -------          -------          --------
DGPF Technology and Innovation
Series..............................            $87            $124              $163             $287

(2)(a)                                        1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                              ------          -------          -------          --------
DGPF Technology and Innovation
Series..............................            $23             $71              $122             $262

(2)(b)                                        1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                              ------          -------          -------          --------
DGPF Technology and Innovation
Series..............................            $26             $79              $135             $287

The second sentence of the first paragraph of WHAT ARE MY INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES is replaced with the following:

Currently, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date.

The paragraph of WHAT ARE MY INVESTMENT CHOICES? is amended to read as follows:

VARIABLE ACCOUNT.   Subject to the seventeen fund limit, you have a choice of
Sub-Accounts investing in the following thirty-six Underlying Funds:

          DGPF Growth & Income Series                AIM V.I. Growth Fund
          DGPF Devon Series                          AIM V.I. High Yield Fund
          DGPF Growth Opportunities Series           AIM V.I. International Equity Fund
          DGPF U.S. Growth Series                    AIM V.I. Value Fund
          DGPF Select Growth Series                  Alger American Leveraged AllCap Portfolio
          DGPF Social Awareness Series               Alger American MidCap Growth Portfolio
          DGPF REIT Series                           Alger American Small Capitalization Portfolio
          DGPF Small Cap Value Series                Alliance Growth Portfolio
          DGPF Trend Series                          Alliance Growth and Income Portfolio
          DGPF Technology and Innovation Series      Alliance Premier Growth Portfolio
          DGPF International Equity Series           Alliance Technology Portfolio
          DGPF Emerging Markets Series               Franklin Small Cap Fund
          DGPF Balanced Series                       Mutual Shares Securities Fund
          DGPF Convertible Securities Series         Templeton Growth Securities Fund
          DGPF High Yield Series                     Templeton International Securities Fund
          DGPF Capital Reserves Series               Pioneer Emerging Markets VCT Portfolio
          DGPF Strategic Income Series               Pioneer Mid-Cap Value VCT Portfolio
          DGPF Cash Reserve Series
          DGPF Global Bond Series

The following paragraph of WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS? is amended to read as follows:

Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U.
S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Technology and Innovation Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series. The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). A I M Advisors, Inc. is the investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds. The investment adviser of the Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio is Fred Alger Management, Inc. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products Series Fund, Inc. The investment adviser for Franklin Small Cap Fund is Franklin Advisers, Inc. The investment adviser to the Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securites Fund. Templeton Investment Counsel, Inc. is the investment adviser of the Templeton International Securities Fund. Pioneer Investment Management, Inc. is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio.

The third sentence of the first paragraph of CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS? under the SUMMARY OF CONTRACT FEATURES is replaced by the following:

Currently, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date.

The fourth sentence of the first paragraph of "DELAWARE GROUP PREMIUM FUND" is amended to read as follows:

DGPF currently has 19 investment portfolios, each issuing a series of shares ("Series"): DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U. S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Technology and Innovation Series, DGPF International Equity Series, DGPF Emerging Markets Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, DGPF Cash Reserve Series, and DGPF Global Bond Series. The assets of each Underlying Fund are held separate from the assets of the other Series. Each Series operates as a separate investment vehicle, and the income or losses of one Series have no effect on the investment performance of another Series. Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies.

The first sentence of the second paragraph of "DELAWARE GROUP PREMIUM FUND" is amended to read as follows:

The investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U. S. Growth Series, DGPF Select Growth Series, DGPF Social

Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Technology and Innovation Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International").

The following investment objective of the "DGPF Technology and Innovation Series" is inserted as the tenth Fund summary under INVESTMENT OBJECTIVES AND
POLICIES:

      DGPF TECHNOLOGY AND INNOVATION SERIES - seeks to provide long-term capital growth.

The fourth paragraph of "A. Payments" under DESCRIPTION OF THE CONTRACT is replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Currently, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date.

                                              SUPPLEMENT DATED DECEMBER 27, 2000

                              SEPARATE ACCOUNT VA-K
                               DELAWARE MEDALLION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                                       ***

The first sentence of the third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is amended as follows:

         Currently, 36 Sub-Accounts of the Variable Account are available under the Delaware Medallion III contract (the "Contract") and Delaware Medallion I and II contracts (Forms A3019-92 and A3021-93), two predecessor contracts no longer being sold. (Delaware Medallion I, II and III are referred to collectively as "the contracts"). Each Sub-Account invests in a corresponding investment portfolio of Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT").

The fourth paragraph on pages 2 and 3 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety as follows:

         The Fund is an open-end, diversified management investment company. Nineteen different investment series of DGPF are available under the
         Contract: the DGPF Growth & Income Series, DGPF High Yield Series (formerly Delchester Series), DGPF Capital Reserves Series, DGPF Cash Reserve Series, DGPF Growth Opportunities Series (formerly DelCap Series), DGPF U.S. Growth Series, DGPF Select Growth Series (formerly Aggressive Growth Series), DGPF Balanced Series (formerly Delaware Balanced Series), DGPF Small Cap Value Series, DGPF Trend Series, DGPF Technology and Innovation Series, DGPF Global Bond Series, DGPF International Equity Series, DGPF Strategic Income Series, DGPF Devon Series, DGPF Emerging Markets Series, DGPF Convertible Securities Series, DGPF REIT Series, and DGPF Social Awareness Series. Four funds of AVIF are available under the Contract: the AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund and AIM V.I. High Yield Fund. Three portfolios of Alger are available under the Contract: the Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio. Four Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Portfolio and Alliance Technology Portfolio. Four funds of FT VIP are available under the Contract: the Franklin Small Cap Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund and Templeton International Securities Fund. Two Pioneer VCT portfolios are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio (together, the "Underlying Funds"). Each Underlying Fund has its own investment objectives and certain attendant risks.

                                       ***

                                       ***

The notes to the financial statements of the Company as of December 31, 1999 are amended as follows:

14.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, AFLIAC recognized a pre-tax charge relating to one-time project costs of $4.6 million for the quarter ended June 30, 2000.




                                              SUPPLEMENT DATED DECEMBER 27, 2000

                          PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B (incorporated by reference) Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
          Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity

          Financial Statements Included in Part C
          None

     (B)  EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3  (a) Underwriting and Administrative Services Agreement was
                         previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (b) Wholesaling  Agreement was previously filed on
                         April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (c) Sales Agreements with Commission Schedule were
                         previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (d) General Agent's Agreement was previously filed on
                         April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Career Agent Agreement was previously filed on
                         April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (f) Registered Representative's Agreement was previously
                         filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

          EXHIBIT 4 Guaranteed Minimum Annuity Payout Rider was previously filed on October 15, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Specimen Generic Contract Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Generic Contract Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

          EXHIBIT 5 Specimen Generic Application Form was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein. Generic Policy Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation, as amended effective October 1, 1995 to reflect its new name, was previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

          EXHIBIT 7  Not Applicable.

          EXHIBIT 8  (a) Fidelity Service  Agreement was previously  filed on
                         April 26, 1996 in Post-Effective Amendment No. 10, and is incorporated by reference herein.

                     (b) An Amendment to the Fidelity Service Agreement,
                         effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 13, and is incorporated by reference herein.

                     (c) Fidelity Service Contract, effective as of
                         January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 13, and is incorporated by reference herein.

                     (d) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (e) Directors' Power of Attorney is filed herewith.

          EXHIBIT 9  Opinion of Counsel is filed herewith.

          EXHIBIT 10 Consent of Independent Accountants is filed herewith.

          EXHIBIT 11 None.

          EXHIBIT 12 None.

          EXHIBIT 13 Schedule for Computation of Performance Quotations was
                     previously filed on February 26, 1993 in a post-effective amendment, and is incorporated by reference herein.

          EXHIBIT 14 Not Applicable.

          EXHIBIT 15 (a) Participation Agreement with Delaware Group
                         Premium Fund and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (b) Form of Amendment to AIM Participation Agreement is
                         filed herewith. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                     (c) Participation  Agreement with Alger was previously
                         filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                     (d) Form of Participation Agreement with Alliance is filed herewith.


                     (e) Form of Participation Agreement with Franklin
                         Templeton is filed herewith.

                     (f) Form of Amendment to Pioneer Participation Agreement
                         was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The Principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996), Vice President (since 1984) and Assistant Secretary
  Director                                  (since 1992) of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since 1998) of First Allmerica
  Vice President and
  Corporate Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Charles F. Cronin                           Secretary (since 2000) and Counsel (since 1996) of First Allmerica;
  Secretary                                 Secretary and Counsel (since 1998) of Allmerica Financial Corporation;
                                            Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and              2000); Vice President (1999) of Promos Hotel Corporation; Vice President
  General Counsel                           & Deputy General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                            President and Deputy General Counsel (1995-1998) of USF&G
                                            Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and              (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                  Financial Investment Management Services, Inc.; and President (since
                                            1995) and Director (since 1996) of Allmerica Asset Management, Inc.

J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to
                                            1996) of The Hanover Insurance Company

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First Allmerica;
  Vice President and Treasurer              Associate, Investment Banking (1996 -1997) of Merrill Lynch & Co.;
                                            Associate, Investment Banking (1995) of Salomon Brothers, Inc.;
                                            Treasurer (since 2000) of Allmerica Investments, Inc., Allmerica Asset
                                            Management, Inc. and Allmerica Financial Investment Management
                                            Services, Inc.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica
  of the Board



Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                  1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                   President (since 1995) of Allmerica Financial Life Insurance and Annuity
  Chief Executive Officer                   Company; Director (since 1990) of Allmerica Investments, Inc.; and
                                            Director and President (since 1998) of Allmerica Financial Investment
                                            Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica; Director
  Director                                  (since 1998) of The Hanover Insurance Company; Chief Executive Officer
                                            (1996 to 1998) of Travelers Property & Casualty; Senior Vice President
                                            (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President               Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                            1991) of Allmerica Financial Investment Management Services, Inc.

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica; Vice President
  Director and Vice President               (since 1998) of The Hanover Insurance Company; Vice President (1996-
                                            1998) of Travelers Property & Casualty; Director of Geico Team (1983-
                                            1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

               NAME                                    ADDRESS                     TYPE OF BUSINESS
               ----                                    -------                     ----------------
AAM Equity Fund                                 440 Lincoln Street            Massachusetts Grantor Trust
                                                Worcester MA 01653

AAM Growth & Income Fund, L.P                   440 Lincoln Street            Limited Partnership
                                                Worcester MA 01653

Advantage Insurance Network Inc.                440 Lincoln Street            Insurance Agency
                                                Worcester MA 01653

AFC Capital Trust I                             440 Lincoln Street            Statutory Business Trust
                                                Worcester MA 01653

Allmerica Asset Management Limited              440 Lincoln Street            Investment advisory services
                                                Worcester MA 01653

Allmerica Asset Management, Inc.                440 Lincoln Street            Investment advisory services
                                                Worcester MA 01653

Allmerica Benefits, Inc.                        440 Lincoln Street            Non-insurance medical services
                                                Worcester MA 01653

Allmerica Equity Index Pool                     440 Lincoln Street            Massachusetts Grantor Trust
                                                Worcester MA 01653

Allmerica Financial Alliance Insurance          100 North Parkway             Multi-line property and casualty
Company                                         Worcester MA 01605            insurance

Allmerica Financial Benefit Insurance           100 North Parkway             Multi-line property and casualty
Company                                         Worcester MA 01605            insurance

Allmerica Financial Corporation                 440 Lincoln Street            Holding Company
                                                Worcester MA 01653

Allmerica Financial Insurance                   440 Lincoln Street            Insurance Broker
Brokers, Inc.                                   Worcester MA 01653

Allmerica Financial Life Insurance              440 Lincoln Street            Life insurance, accident and health
and Annuity Company (formerly known             Worcester MA 01653            insurance, annuities, variable
as SMA Life Assurance Company                                                 annuities and variable life insurance

Allmerica Financial Services Insurance          440 Lincoln Street            Insurance Agency
Agency, Inc.                                    Worcester MA 01653

Allmerica Funding Corp.                         440 Lincoln Street            Special purpose funding vehicle for
                                                Worcester MA 01653            commercial paper

Allmerica, Inc.                                 440 Lincoln Street            Common employer for Allmerica
                                                Worcester MA 01653            Financial Corporation entities

Allmerica Financial Investment                  440 Lincoln Street            Investment advisory services
Management Services, Inc. (formerly             Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                 440 Lincoln Street            Investment advisory services
Company, Inc.                                   Worcester MA 01653

Allmerica Investments, Inc.                     440 Lincoln Street            Securities, retail broker-dealer
                                                Worcester MA 01653

Allmerica Investments Insurance Agency          200 Southbridge               Insurance Agency
Inc. of Alabama                                 Parkway Suite 400
                                                Birmingham, AL 35209

Allmerica Investments Insurance Agency          14211 Commerce Way            Insurance Agency
of Florida, Inc.                                Miami Lakes, FL 33016


Allmerica Investment Insurance Agency           1455 Lincoln Parkway          Insurance Agency
Inc. of Georgia                                 Suite 300
                                                Atlanta, GA 30346

Allmerica Investment Insurance Agency           Barkley Bldg-Suite 105        Insurance Agency
Inc. of Kentucky                                12700 Shelbyville Road
                                                Louisiana, KY 40423

Allmerica Investments Insurance Agency          631 Lakeland East Drive       Insurance Agency
Inc. of Mississippi                             Flowood, MS 39208

Allmerica Investment Trust                      440 Lincoln Street            Investment Company
                                                Worcester MA 01653

Allmerica Plus Insurance                        440 Lincoln Street            Insurance Agency
Agency, Inc.                                    Worcester MA 01653

Allmerica Property & Casualty                   440 Lincoln Street            Holding Company
Companies, Inc.                                 Worcester MA 01653

Allmerica Securities Trust                      440 Lincoln Street            Investment Company
                                                Worcester MA 01653

Allmerica Services Corporation                  440 Lincoln Street            Internal administrative services
                                                Worcester MA 01653            provider to Allmerica Financial
                                                                              Corporation entities

Allmerica Trust Company, N.A.                   440 Lincoln Street            Limited purpose national trust
                                                Worcester MA 01653            company

AMGRO, Inc.                                     100 North Parkway             Premium financing
                                                Worcester MA 01605

Citizens Corporation                            440 Lincoln Street            Holding Company
                                                Worcester MA 01653

Citizens Insurance Company of America           645 West Grand River          Multi-line property and casualty
                                                Howell MI 48843               insurance

Citizens Insurance Company of Illinois          333 Pierce Road               Multi-line property and casualty
                                                Itasca IL 60143               insurance

Citizens Insurance Company of the               3950 Priority Way             Multi-line property and casualty
Midwest                                         South Drive, Suite 200        insurance
                                                Indianapolis IN 46280

Citizens Insurance Company of Ohio              8101 N. High Street           Multi-line property and casualty
                                                P.O. Box 342250               insurance
                                                Columbus OH 43234


Citizens Management, Inc.                       645 West Grand River          Services management company
                                                Howell MI 48843

Financial Profiles                              5421 Avenida Encinas          Computer software company
                                                Carlsbad, CA 92008

First Allmerica Financial Life Insurance        440 Lincoln Street            Life, pension, annuity, accident
Company (formerly State Mutual Life             Worcester MA 01653            and health insurance company
Assurance Company of America)

First Sterling Limited                          440 Lincoln Street            Holding Company
                                                Worcester MA 01653

First Sterling Reinsurance Company              440 Lincoln Street            Reinsurance Company
Limited                                         Worcester MA 01653

Greendale Special Placements Fund               440 Lincoln Street            Massachusetts Grantor Trust
                                                Worcester MA 01653

The Hanover American Insurance                  100 North Parkway             Multi-line property and casualty
Company                                         Worcester MA 01605            insurance

The Hanover Insurance Company                   100 North Parkway             Multi-line property and casualty
                                                Worcester MA 01605            insurance

Hanover Texas Insurance Management              801 East Campbell Road        Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                   Richardson TX 75081           Insurance Company

Hanover Lloyd's Insurance Company               Hanover Lloyd's               Multi-line property and casualty
                                                Insurance Company             insurance

Lloyds Credit Corporation                       440 Lincoln Street            Premium financing service
                                                Worcester MA 01653            franchises

Massachusetts Bay Insurance Company             100 North Parkway             Multi-line property and casualty
                                                Worcester MA 01605            insurance

Sterling Risk Management Services, Inc.         440 Lincoln Street            Risk management services
                                                Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of October 31, 2000, there were 6,267 Contract holders of qualified Contracts and 12,837 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account SPVL, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME               POSITION OR OFFICE WITH UNDERWRITER
         ----               -----------------------------------
  Margaret L. Abbott        Vice President
  Emil J. Aberizk, Jr       Vice President
  Edward T. Berger          Vice President and Chief Compliance Officer
  Michael J. Brodeur        Vice President Operations
  Mark R. Colborn           Vice President
  Charles F. Cronin         Secretary/Clerk
  Claudia J. Eckels         Vice President
  Philip L. Heffernan       Vice President
  J. Kendall Huber          Director
  Mark C. McGivney          Treasurer
  William F. Monroe, Jr.    President, Director and Chief Executive Officer
  Stephen Parker            Vice President and Director
  Richard M. Reilly         Director and Chairman of the Board
  Eric A. Simonsen          Director

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of December, 2000.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Charles F. Cronin
                                ---------------------------
                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                                Title                                                      Date
-------------                             -----                                                      ------
/s/ Warren E. Barnes                      Vice President and Corporate Controller                    December 1, 2000
----------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
----------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
----------------------------

John F. O'Brien*                          Director and Chairman of the Board
----------------------------

Bruce C. Anderson*                        Director
----------------------------

Mark R. Colborn*                          Director and Vice President
----------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
----------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
----------------------------

J. Barry May*                             Director
----------------------------

Robert P. Restrepo, Jr.*                  Director
----------------------------

Eric A. Simonsen*                         Director and Vice President
----------------------------

Gregory D. Tranter*                       Director and Vice President
----------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
----------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-44830)

                            EXHIBIT TABLE

Exhibit 8(e)        Directors' Power of Attorney

Exhibit 9           Opinion of Counsel

Exhibit 10          Consent of Independent Accountants